Segmental information - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Percentage of capital expenditure	100.00%
Percentage of depreciation and amortisation	100.00%
Capitalised depreciation	$ 54	$ 118
Net foreign exchange loss	4	170
Net foreign exchange gain	351	21
Subsidiaries
Disclosure of operating segments [line items]
Share of sales revenue of equity accounted units	22	(15)
Gross product sales
Disclosure of operating segments [line items]
Share of sales revenue of equity accounted units	$ 1,567	$ 986